Intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6. Intangible assets:

2024	Cost	Accumulated amortization	Net book Value

Ad tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	993,151	368,884
	$3,239,450	$2,870,566	$368,884

2023	Cost	Accumulated amortization	Net book Value

Ad tech technology	$1,877,415	$1,814,835	$62,580
Customer relationship	1,362,035	822,896	538,139
	$3,239,450	$2,637,731	$601,719

Amortization expense was $232,835 (2023 - $545,738 and 2022 - $547,460) for the year ended December 31, 2024.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022